NET LOSS PER SHARE (Tables)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
NET LOSS PER SHARE
Schedule of computation of basic and diluted earnings per share of common stock

	Three Months Ended June 30,
(In millions, except per share amounts)	2022	2021
Net income (loss) on which basic and diluted earnings per share is calculated	$(250)	$(389)

Number of shares on which basic and diluted earnings per share is calculated	225.3	224.1

Basic earnings (loss) per share	$(1.11)	$(1.74)
Diluted earnings (loss) per share	(1.11)	(1.74)

	Three Months Ended March 31,
(In millions, except per share amounts)	2022	2021
Net income (loss) on which basic and diluted earnings per share is calculated	$(229)	$(494)

Number of shares on which basic and diluted earnings per share is calculated	224.4	224.1

Basic earnings (loss) per share	$(1.02)	$(2.20)
Diluted earnings (loss) per share	(1.02)	(2.20)

	Year Ended December 31,
(In millions, except per share amounts)	2021	2020	2019
Net income (loss) on which basic and diluted earnings per share is calculated	$(2,304)	$(2,007)	$(939)

Number of shares on which basic and diluted earnings per share is calculated	224.1	224.1	224.1

Basic earnings (loss) per share	(10.28)	(8.96)	(4.19)
Diluted earnings (loss) per share	(10.28)	(8.96)	(4.19)

Schedule of anti dilutive securities excluded in computation of diluted net loss per share

(In millions)
Nonvested restricted stock units issued and outstanding	7.1
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	12.6

(In millions)
Nonvested restricted stock units issued and outstanding	9.8
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	15.5

(In millions)
Nonvested RSUs issued and outstanding	10.2
Market-conditioned performance awards	1.8
Stock options issued and outstanding	3.8
Total	15.8